Business Segment (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of operations by business segment
	Six Months Ended June 30,
	Revenue		Earnings
	2022	2021	2022	2021
FOXO Labs	$64	$44	$(1,452)	$(2,637)
FOXO Life	15	18	(1,912)	(836)
	79	62	(3,364)	(3,473)
Corporate and other(a)			(31,716)	(6,388)
Interest expense			(826)	(512)
Total	$79	$62	$(35,906)	$(10,373)

(a)	Corporate and other includes equity-based compensation expense of $1,690 and ($34) as well as depreciation expense of $86 and $46 for the six months ended June 30, 2022 and 2021, respectively. The Company previously had outstanding phantom equity units, which were cancelled during the year ended December 31, 2021, and recognized a deferred compensation liability associated with such units and remeasured the liability on a quarterly basis. Equity-based compensation expense recorded during the six months ended June 30, 2021 included remeasurements related to the phantom equity, and unfavorable remeasurements resulted in a cumulative reduction in expense during that period. For the six months ended June 30, 2022, equity-based compensation expense included $1,229 in costs related to the consulting agreement. The six months ended June 30, 2022 and 2021 also included $24,483 and $2,319 for the non-cash change in fair value of convertible debentures. See Note 5 for additional information.

	Three Months Ended September 30,				Nine Months Ended September 30,
	Revenue		Earnings		Revenue		Earnings
	2022	2021	2022	2021	2022	2021	2022	2021
FOXO Labs	$7	$23	$(499)	$(1,632)	$71	$67	$(1,952)	$(4,268)
FOXO Life	7	8	(1,157)	(831)	22	26	(3,070)	(1,667)
	14	31	(1,656)	(2,463)	93	93	(5,022)	(5,935)
Corporate and other (a)	-	-	(9,197)	(24,465)	-	-	(40,911)	(30,854)
Interest expense	-	-	(424)	(313)	-	-	(1,250)	(825)
Total	$14	$31	$(11,277)	$(27,241)	$93	$93	$(47,183)	$(37,614)

(a)	Corporate and other includes equity-based compensation, including the consulting agreement, expense of $2,266 and $42 as well as depreciation expense of $74 and $25 for the three months ended September 30, 2022 and 2021, respectively. Corporate and other includes equity-based compensation, including the consulting agreement, expense of $3,956 and $8 as well as depreciation expense of $159 and $71 for the nine months ended September 30, 2022 and 2021, respectively. The three months ended September 30, 2022 and 2021 included $3,632 and $22,571 for the changes in fair value of convertible debentures, warrant liability, and forward purchase derivative. The nine months ended September 30, 2022 and 2021 also included $28,115 and $24,890 for the changes in fair value of convertible debentures, warrant liability, and forward purchase derivative. See Notes 5, 6, 7, 9 and 11 for additional information.

	Revenue		Earnings
	2021	2020	2021	2020
FOXO Labs	$85	$23	$(4,790)	$(1,966)
FOXO Life	35	40	(2,381)	(1,415)
	120	63	(7,171)	(3,381)
Corporate and other(a)			(30,199)	(5,333)
Interest income (expense)			(1,118)	61
Total	$120	$63	$(38,488)	$(8,653)

(a)	Corporate and other includes equity-based compensation expense of $131 and $920 as well as depreciation expense of $98 and $1,074 for the years ended December 31, 2021 and 2020, respectively. The year ended December 31, 2021 also includes $21,703 for a non-cash change in fair value of convertible debentures and $400 for an investment impairment. See Notes 3, 4, 6, and 11 for additional information.